Financial Risk Management_Objectives Policies And Processes For Managing Capital(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Objectives Policies And Processes For Managing Capital Abstract [Abstract]
Minimum Common Equity Tier One Ratio	6.25%	5.375%
Minimum Tier One Ratio	7.75%	6.875%
Minimum Total Regulatory Capital Ratio	9.75%	8.875%
Capital Abstract [Abstract]
Capital	₩ 32,401,580	₩ 31,103,291
Equity Capital
Tier 1 Capital	31,059,475	29,264,494
Common Equity Tier 1 Capital	31,059,475	29,013,954
Additional Tier 1 Capital	0	250,540
Tier 2 Capital	1,342,105	1,838,797
Risk-weighted assets:	₩ 212,777,226	₩ 203,649,442
Equity Capital (%):	15.23%	15.27%
Tier 1 Capital (%)	14.60%	14.37%
Common Equity Tier 1 Capital (%)	14.60%	14.25%